Loan Receivables (Details) - Schedule of loan receivable - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Schedule of Loan Receivable [Abstract]
Total loan receivables	$ 5,181,680
Loan receivable – Jianping Guo [Member]
Schedule of Loan Receivable [Abstract]
Total loan receivables	3,931,680
Loan receivable – Yuwin Group Limited [Member]
Schedule of Loan Receivable [Abstract]
Total loan receivables	$ 1,250,000